Significant transactions (Details) $ in Thousands											1 Months Ended				12 Months Ended
	Dec. 02, 2025 EUR (€)	Oct. 31, 2025 EUR (€) bond	Jan. 29, 2024 USD ($)	Dec. 22, 2023 EUR (€)	Dec. 04, 2023 USD ($)	Jul. 07, 2023 USD ($)	Oct. 18, 2022 EUR (€)	Jan. 01, 2021	Feb. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Jun. 30, 2021 USD ($) patient	Mar. 31, 2019 EUR (€)	Jan. 31, 2019	Oct. 31, 2018 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($) bond	Dec. 22, 2023 USD ($)	Oct. 12, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Jul. 07, 2023 EUR (€)	Jul. 07, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jul. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Capital increases															€ 1,535,000		€ 0	€ 60,154,000
Milestone payment upon second regulatory approval | $																										$ 750
Proceeds from borrowings															42,933,000		0	0
Loans repayments															3,549,000		3,075,000	€ 2,971,000
Non-current financial liabilities															91,010,000		45,978,000
Prepaid expenses															2,318,000		3,195,000
JNJ-1900 (NBTXR3)
Disclosure of transactions between related parties [line items]
Initial fixed return amount capped		€ 124,000,000
Repayment of full funding received | $																							$ 2,500
Repayment of only partial funding received | $																							1,760
Debt issuance costs		€ 2,900,000																					3,200
JNJ-1900 (NBTXR3) | Period One
Disclosure of transactions between related parties [line items]
Annual royalty repayment threshold | $																							$ 1,000,000
Subscription price if repaid on or prior percent		175.00%																					175.00%
JNJ-1900 (NBTXR3) | Period Two
Disclosure of transactions between related parties [line items]
Annual royalty repayment threshold | $																							$ 750,000
Subscription price if repaid on or prior percent		250.00%																					250.00%
Collaboration agreement, maximum net sales | $																							$ 14,900
Repayment terms tail period expires period		10 years
Event One | Maximum
Disclosure of transactions between related parties [line items]
Milestone payment increase | $																					$ 2,200
Event Two | Maximum
Disclosure of transactions between related parties [line items]
Milestone payment increase | $																					16,400
EIB Loan
Disclosure of transactions between related parties [line items]
Proceeds from borrowings												€ 14,000,000		€ 16,000,000
Borrowings, interest rate												5.00%		6.00%				21.30%	21.30%										21.30%	21.30%
Undrawn borrowing facilities																													€ 10,000,000
Royalties agreement, period							6 years	6 years
Remaining notional amount							€ 25,300,000
Net sales threshold							5,000,000.0
Accrued interest							5,400,000																		€ 5,400,000
Milestone payment							€ 20,000,000																		€ 20,000,000.0
First installment period							1 year
Second installment period							2 years
Prorated payment, maximum percentage of milestone payment							10.00%
Borrowings, cumulative milestone prepayment amount																	100,000,000
Loans repayments															900,000		200,000	€ 800,000
Non-current financial liabilities															18,100,000		€ 19,000,000.0
EIB Loan | Milestone Two
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		2.00%																					2.00%
Debt instrument, bond Issuance threshold | bond		50,000																					50,000
EIB Loan | Milestone Three
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		2.00%																					2.00%
Proceeds from component of royalty financing		€ 2,500,000
Royalty Financing Agreement
Disclosure of transactions between related parties [line items]
Debt instrument, bond Issuance threshold | bond		50,000																					50,000
Maximum borrowing amount		€ 71,000,000
Aggregate nominal value															2,500,000
Proceeds from current borrowings	€ 50,000,000
Description of expected future cash in flows | $																						$ 21,000
Premium on issuance of debt instruments | $																							$ 68,500
Annual royalty repayment, estimated initial payment															€ 42,900,000	$ 50,000
First Tranche | EIB Loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate							6.00%
Remaining notional amount							€ 16,000,000
Second Tranche | EIB Loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate							5.00%
Remaining notional amount							€ 9,300,000
Second Tranche | EIB fixed rate loan, tranche two
Disclosure of transactions between related parties [line items]
Remaining notional amount							€ 9,300,000
Top of Range | EIB Loan
Disclosure of transactions between related parties [line items]
Notional amount																															€ 40,000,000
Maximum | EIB Loan
Disclosure of transactions between related parties [line items]
Notional amount																															€ 40,000,000
Janssen
Disclosure of transactions between related parties [line items]
Collaboration agreement, upfront payment license fee | $						$ 30,000
Collaboration agreement, success-based payment | $						1,800,000
Proceeds from milestone payment | $			$ 20,000
Capital increases | $						30,000
Collaboration agreement, equity investment receivable | $					$ 4,800	20,200
Deal value																											€ 2,700,000,000
Janssen | EIB Loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate															21.30%		21.30%					21.30%
Janssen | Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments																											105,000,000
Deal value																											2,600,000,000
Janssen | First Tranche
Disclosure of transactions between related parties [line items]
Collaboration agreement, equity investment receivable | $						5,000
Janssen | Second Tranche
Disclosure of transactions between related parties [line items]
Collaboration agreement, equity investment receivable | $						$ 25,000
Janssen | Top of Range
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments | $																												$ 650,000
Collaboration agreement, compensation per indication | $																												220,000
Janssen | Top of Range | Nanobiotix Corp.
Disclosure of transactions between related parties [line items]
Collaboration agreement, compensation per indication																											€ 220,000,000	$ 220,000
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment received | $											$ 20,000										20,000
Upfront payment				€ 20,000,000
Collaboration agreement, amount collected															€ 100,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments | $											$ 205,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments | $																					$ 205,000			$ 225,000
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment | $																				$ 6,500
Contractual commitments, cumulative payments | $																														$ 6,500
Milestone payment upon receipt of clinical study reports | $																$ 1,000			$ 1,000
Milestone payment upon second regulatory approval | $																						$ 5,000
Royalties agreement, period															10 years	10 years
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment | $									$ 1,000	$ 1,000
Number of patients | patient											312
Contractual capital commitments | $										$ 11,000
Milestone payment, deferment period													6 months
Prepaid expenses															€ 1,100,000		€ 1,200,000